Revenue - product sales and recycling services (Tables)	12 Months Ended
Oct. 31, 2022
Product sales revenue [Abstract]
Schedule of product sales revenue

For the years ended October 31,	2022	2021	2020
Product revenue recognized in the period	$14.3	$6.1	$0.5
Fair value pricing adjustments	(2.2)	0.8	0.1
Product sales revenue	12.1	6.9	0.6
Recycling service revenue recognized in the period	1.3	0.4	0.2
Revenue	$13.4	$7.3	$0.8

For the years ended October 31,	2022	2021	2020
Product revenue recognized in the period	$14.3	$6.1	$0.5
Recycling service revenue recognized in the period	1.3	0.4	0.2
Total revenue before FV pricing adjustment	$15.6	$6.5	$0.7